SCHEDULE OF LOANS AND NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Loans and note payable, net	$ 1,097,742
Line of Credit [Member]
Debt Instrument [Line Items]
Loans and note payable, net	134,210
Merchant Loan [Member]
Debt Instrument [Line Items]
Loans and note payable, net	319,742
Revenue Purchase Agreement [Member]
Debt Instrument [Line Items]
Loans and note payable, net	164,636
Bridge Loan [Member]
Debt Instrument [Line Items]
Loans and note payable, net	184,154
Insurance Financing [Member]
Debt Instrument [Line Items]
Loans and note payable, net	225,000
TruMed Acquisition Note Payable [Member]
Debt Instrument [Line Items]
Loans and note payable, net	$ 70,000